CONTRACT ASSETS AND CONTRACT LIABILITIES	6 Months Ended
Jun. 30, 2026
CONTRACT ASSETS AND CONTRACT LIABILITIES
CONTRACT ASSETS AND CONTRACT LIABILITIES

14CONTRACT ASSETS AND CONTRACT LIABILITIES

(a) Contract assets

	As of December 31,	As of June 30,
	2025	2026
	RMB’000	RMB’000
Contract assets
Arising from sales of autonomous driving vehicles	21,251	21,449
Arising from provision of services	25,964	26,010
Less: loss allowance	(23,910)	(23,495)
	23,305	23,964

All of the amounts are expected to be recovered within one year from the end of each of the reporting year/period.

(b) Contract liabilities

	As of December 31,	As of June 30,
	2025	2026
	RMB’000	RMB’000
Contract liabilities
–Billings in advance of performance	10,843	23,398
–Billings in advance of goods transferred	17,669	24,655
	28,512	48,053

The amount of RMB14.2 million included in contract liabilities as of December 31, 2025 was recognized as revenue for the six months ended June 30, 2026.